As filed with the SEC on March 18, 2021

1933 Act Registration File No. 333-253069

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. 3	⬜ Post-Effective Amendment No. ____
(Check appropriate box or boxes)

VICTORY PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

(Address of Principal Executive Office)

(877) 660-4400

(Area Code and Telephone Number)

Copy to:

Christopher K. Dyer	Jay G. Baris
Victory Portfolios	Sidley Austin LLP
4900 Tiedeman Road, 4th Floor	787 Seventh Avenue
New York, New York, 10019
Brooklyn, Ohio 44144

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Title of Securities Being Registered: Class A and Class I shares of Victory THB US Small Opportunities Fund.

No filing fee is due because an indefinite number of shares has been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 of Victory Portfolios is being made for the purpose of revising the signature page to the Registration Statement. Part A and Part B of this Registration Statement on Form N-14 is incorporated by reference to the Registration Statement filed on March 16, 2021 (SEC Accession No. 0001683863-21-001362). Part C of this Registration Statement on Form N-14 is incorporated by reference to the Registration Statement filed on March 18, 2021 (SEC Accession No. 0001683863-21-001390).

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 18th day of March 2021.

VICTORY PORTFOLIOS (Registrant)

By: /s/ Christopher K. Dyer

Christopher K. Dyer, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the date stated above.

/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer
Treasurer (Principal Accounting Officer, and Principal
/s/ Allan Shaer	Financial Officer)
Allan Shaer
*	Chairman of the Board and Trustee
Leigh A. Wilson
*	Trustee
David Brooks Adcock
*	Trustee
Nigel D. T. Andrews
*	Trustee
E. Lee Beard
*	Trustee
David C. Brown
*	Trustee
Dennis M. Bushe
*	Trustee
John L. Kelly
*	Trustee
David L. Meyer
*	Trustee
Gloria S. Nelund

*By: /s/ Jay G. Baris

Jay G. Baris

Attorney-in-Fact